TRADE RECEIVABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade receivables and other

As at December 31
($ millions)	2024	2023
Trade and accrued receivables from customers	844	698
Other receivables	89	64
Prepayments	35	28
Prepaid share issuance costs (Note 17)	—	26
Related party receivables (Note 27)	37	36
Total trade receivables and other	1,005	852